SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - HKD ($)	Mar. 31, 2026	Mar. 31, 2025
Seto wai yue [member]
IfrsStatementLineItems [Line Items]
Amount due from/(to) a shareholder	$ (3,645,293)	$ (1,839,193)